Financial Assets Measured at Fair Value Through Other Comprehensive Income - Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income (Details) - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2026	Dec. 31, 2025
Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
At beginning of year		$ 116,904,262
At end of year		131,733,094	$ 116,904,262
Total		17,513,555	17,513,555
Fair value model [member]
Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
At beginning of year		17,513,555	28,547,482
Addition			43,966,372
Disposal of controlling interest in subsidiaries			(17,815,915)
Disposals			(5,116,938)
Fair value adjustment			(32,067,446)
At end of year		17,513,555	17,513,555
Fair value model [member] | Reveillon Group Limited [Member]
Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Total	[1]	17,513,555	17,513,555
Fair value model [member] | Unlisted equity securities [Member]
Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Total		$ 17,513,555	$ 17,513,555

[1]	In December 2024, the Company acquired approximately 13.53% equity interest (representing 8,118,827 ordinary shares) in Reveillon Group Limited, a company incorporated in the British Virgin Islands, for a consideration of US$24,356,481. On March 3, 2025, the Company acquired an additional 13,130,000 ordinary shares of Reveillon Group Limited, representing approximately 21.88% equity interest, for a total consideration of US$39,390,000. Following this acquisition, the Company holds an aggregate 35.41% equity interest in Reveillon Group Limited. On December 30, 2025, the company disposed a total of 5,118,827 valued at US$15,356,481 through disposal of its’ subsidiaries, Credilab Technology Sdn Bhd. As at December 31, 2025, total investment in Reveillon Group Limited left approximately 24.8% which is 16,130,000 total of ordinary shares. The investment has been classified as an investment instead of equity accounting for an associate, as the Company does not have any significant influence, representation on the board of directors, or voting rights over key strategic or operational decisions of Reveillon Group. The progressive acquisitions were undertaken as part of the Company’s strategy to increase its exposure to Reveillon Group, given management’s confidence in its long-term growth potential. Management believes that the investment is well-positioned to deliver attractive returns, particularly in anticipation of Reveillon Group’s potential listing on the Nasdaq market.